WCM SMID Quality Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.5%
	COMMUNICATIONS — 4.0%
14,749	GoDaddy, Inc. - Class A*	$2,018,106
	CONSUMER DISCRETIONARY — 13.1%
8,056	Dorman Products, Inc.*	1,255,769
17,332	Masco Corp.	1,219,999
2,803	Pool Corp.	869,126
24,033	Wyndham Hotels & Resorts, Inc.	1,920,237
40,532	YETI Holdings, Inc.*	1,344,852
		6,609,983
	CONSUMER STAPLES — 1.6%
8,300	Interparfums, Inc.	816,554
	FINANCIALS — 7.8%
11,845	Brown & Brown, Inc.	1,110,943
22,520	RLI Corp.	1,468,754
793	White Mountains Insurance Group, Ltd.	1,325,515
		3,905,212
	HEALTH CARE — 13.2%
20,977	Addus HomeCare Corp.*	2,475,076
11,081	Ensign Group, Inc.	1,914,465
11,668	ICU Medical, Inc.*	1,399,693
4,460	Molina Healthcare, Inc.*	853,466
		6,642,700
	INDUSTRIALS — 26.0%
68,739	API Group Corp.*	2,362,559
20,627	CBIZ, Inc.*	1,092,406
11,723	Cognex Corp.	531,052
14,560	Graco, Inc.	1,237,018
84,987	Hayward Holdings, Inc.*	1,285,003
9,171	Landstar System, Inc.	1,123,998
8,599	SiteOne Landscape Supply, Inc.*	1,107,551
35,425	Tetra Tech, Inc.	1,182,487
72,103	Verra Mobility Corp.*	1,780,944
3,347	Watsco, Inc.	1,353,192
		13,056,210
	MATERIALS — 8.0%
7,765	Avery Dennison Corp.	1,259,250
73,893	Element Solutions, Inc.	1,859,887

WCM SMID Quality Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
17,155	Trex Co., Inc.*	$886,399
		4,005,536
	REAL ESTATE — 4.8%
8,161	Jones Lang LaSalle, Inc.*	2,434,263
	TECHNOLOGY — 17.0%
9,381	Booz Allen Hamilton Holding Corp.	937,631
14,277	Entegris, Inc.	1,320,051
5,476	ICF International, Inc.	508,173
9,593	Insight Enterprises, Inc.*	1,087,942
14,654	MKS Instruments, Inc.	1,813,725
5,488	PTC, Inc.*	1,114,174
4,734	SPS Commerce, Inc.*	492,999
4,210	Zebra Technologies Corp. - Class A*	1,251,044
		8,525,739
	TOTAL COMMON STOCKS
	(Cost $39,282,950)	48,014,303
	SHORT-TERM INVESTMENTS — 4.5%
2,262,267	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.92%[1]	2,262,267
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,262,267)	2,262,267
	TOTAL INVESTMENTS — 100.0%
	(Cost $41,545,217)	50,276,570
	Other Assets in Excess of Liabilities — 0.0%	19,571
	TOTAL NET ASSETS — 100.0%	$50,296,141

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.